Investments carried under the equity method, Breakdown of stand-alone amounts (Details) $ in Thousands				12 Months Ended
		Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 27, 2018
Dividend distribution [Abstract]
Dividend distribution				$ 23,703	$ 36,780
Investments in associates [Abstract]
Non-current assets				8,514,076	8,540,607
Current assets				1,424,278	1,119,208
Non-current liabilities				7,714,219	6,971,601
Current liabilities				483,254	973,358
Revenue				1,013,260	1,011,452	$ 1,043,822
Net profit/(loss)				16,874	74,608	55,269
Investment under the equity method				116,614	139,925	$ 53,419
Share of profit				$ 510	7,457
Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions				75.00%
Amherst Island [Member]
Dividend distribution [Abstract]
Dividend distribution				$ 16,100	25,900
Gross capacity | MW			75
Investments in associates [Abstract]
Investment under the equity method			$ 4,900
Monterrey [Member]
Dividend distribution [Abstract]
Gross capacity | MW		142
Total investment		$ 42,000
Percentage interest acquired		30.00%
Investments in associates [Abstract]
Investment under the equity method		$ 16,700
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
% Shares				30.00%
Ownership interest				100.00%
Share of profit				$ (1,900)	$ 500
Algonquin [Member]
Dividend distribution [Abstract]
Percentage interest acquired							16.47%
Algonquin [Member] | Amherst Island [Member]
Dividend distribution [Abstract]
Non-controlling interests			92,300
Investments in associates [Abstract]
Investment under the equity method			92,300
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 97,200
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares				57.16%	57.16%
Non-current assets				$ 19,531	$ 18,584
Current assets				1,130	1,268
Non-current liabilities				16,721	13,145
Current liabilities				646	783
Revenue				853	694
Operating profit/(loss)				(167)	(277)
Net profit/(loss)				(194)	(303)
Investment under the equity method				976	2,348
Myah Bahr Honaine, S.P.A. [Member]
Dividend distribution [Abstract]
Dividend distribution				$ 4,500	$ 4,600
Investments in associates [Abstract]
% Shares	[1]			25.50%	25.50%
Non-current assets	[1]			$ 165,688	$ 184,332
Current assets	[1]			57,808	63,148
Non-current liabilities	[1]			71,867	71,614
Current liabilities	[1]			12,742	13,562
Revenue	[1]			50,739	51,504
Operating profit/(loss)	[1]			30,519	33,372
Net profit/(loss)	[1]			12,402	30,186
Investment under the equity method	[1]			$ 39,204	45,222
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares				51.00%
Share of profit				$ 3,100	$ 7,700
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares				50.00%	50.00%
Non-current assets				$ 2,743	$ 3,074
Current assets				0	0
Non-current liabilities				0	0
Current liabilities				1	2
Revenue				0	0
Operating profit/(loss)				(168)	(190)
Net profit/(loss)				(168)	(190)
Investment under the equity method				$ 1,587	$ 1,391
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares				40.02%	40.02%
Non-current assets				$ 3,201	$ 2,946
Current assets				134	107
Non-current liabilities				1,861	1,841
Current liabilities				257	225
Revenue				0	0
Operating profit/(loss)				52	47
Net profit/(loss)				0	0
Investment under the equity method				$ 0	$ 0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
% Shares				5.00%	5.00%
Non-current assets				$ 468,131	$ 486,179
Current assets				156,528	55,423
Non-current liabilities				604,986	0
Current liabilities				25,773	543,077
Revenue				80,240	0
Operating profit/(loss)				17,415	(39)
Net profit/(loss)				1,615	(495)
Investment under the equity method				$ 30	$ 0
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
% Shares	[2]			30.00%	30.00%
Non-current assets	[2]			$ 127,429	$ 125,301
Current assets	[2]			121,468	72,669
Non-current liabilities	[2]			258,295	197,324
Current liabilities	[2]			4,725	5,090
Revenue	[2]			28,832	32,302
Operating profit/(loss)	[2]			3,068	5,737
Net profit/(loss)	[2]			(6,237)	(10,073)
Investment under the equity method	[2]			$ 15,514	$ 17,179
ABY Infraestructuras S.L.U. [Member]
Investments in associates [Abstract]
% Shares				20.00%	20.00%
Non-current assets				$ 135	$ 0
Current assets				84	59
Non-current liabilities				0	0
Current liabilities				63	0
Revenue				0	0
Operating profit/(loss)				(53)	(104)
Net profit/(loss)				(53)	(101)
Investment under the equity method				$ 17	$ 11
Windlectric Inc. [Member]
Investments in associates [Abstract]
% Shares	[3]			30.00%	30.00%
Non-current assets	[3]			$ 316,251	$ 319,041
Current assets	[3]			7,229	10,655
Non-current liabilities	[3]			216,765	232,938
Current liabilities	[3]			31,403	22,424
Revenue	[3]			23,663	24,867
Operating profit/(loss)	[3]			10,451	11,125
Net profit/(loss)	[3]			(493)	(6,537)
Investment under the equity method	[3]			$ 59,116	$ 73,693
Ownership interest				100.00%
Other Renewable Energy Joint Ventures [Member]
Investments in associates [Abstract]
% Shares	[4]			50.00%	50.00%
Non-current assets	[4]			$ 323	$ 47
Current assets	[4]			210	146
Non-current liabilities	[4]			0	6
Current liabilities	[4]			19	70
Revenue	[4]			0	0
Operating profit/(loss)	[4]			(66)	(46)
Net profit/(loss)	[4]			(66)	(46)
Investment under the equity method	[4]			$ 169	$ 81

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $3.1 million in 2020 and $7,7 million in 2019.
[2]	Pemcorp SAPI de CV, Monterrey's project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated financial statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these consolidated financial statements amounts to a loss of $1.9 million in 2020 and a profit of $0.5 million in 2019.
[3]	Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method.
[4]	Other renewable energy joint ventures correspond to investments made in the following entities: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.